Financial Instruments-Risk Management - Summary of Interest Rate Sensitivity (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Net income [member] | 100 bp increase [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	$ (273)	$ (105)
Net income [member] | 100 bp increase [member] | Canadian dollar [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	(228)
Net income [member] | 100 bp increase [member] | Other currencies [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	(45)
Net income [member] | 100 bp decrease [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	267	101
Net income [member] | 100 bp decrease [member] | Canadian dollar [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	226
Net income [member] | 100 bp decrease [member] | Other currencies [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	41
Economic value of equity [member] | 100 bp increase [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	(1,448)	(870)
Economic value of equity [member] | 100 bp increase [member] | Canadian dollar [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	(533)
Economic value of equity [member] | 100 bp increase [member] | Other currencies [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	(915)
Economic value of equity [member] | 100 bp decrease [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	1,173	$ 797
Economic value of equity [member] | 100 bp decrease [member] | Canadian dollar [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	360
Economic value of equity [member] | 100 bp decrease [member] | Other currencies [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	$ 813